Other Financial Liabilities - Detailed Information About In Other Lease Payments (Detail) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Disclosure of Detailed Information About Other financial liabilities [Line Items]
Undiscounted Minimum Lease Payments	¥ 48
Undiscounted Lease Liability	48
Less: Amount representing finance charges		[1]
Discounted Minimum Lease Payments	48
Discounted Lease Liability	48
One year or less [member]
Disclosure of Detailed Information About Other financial liabilities [Line Items]
Undiscounted Minimum Lease Payments	14
Undiscounted Lease Liability	14
Later Than One Year and Not Later Than Five Years [Member]
Disclosure of Detailed Information About Other financial liabilities [Line Items]
Undiscounted Minimum Lease Payments	34
Undiscounted Lease Liability	¥ 34

[1]	Less than RMB 1 thousand (US$1 thousand)